Consolidated Statements of Comprehensive Income ¥ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥) ¥ / shares	Dec. 31, 2019 CNY (¥) ¥ / shares	Dec. 31, 2018 CNY (¥) ¥ / shares
Income Statement [Line Items]
Technology platform-based income	¥ 41,221,842	¥ 41,929,077	¥ 32,221,439
Retail credit facilitation service fees	39,456,904	39,324,848	29,575,994
Wealth management transaction and service fees	1,764,938	2,604,229	2,645,445
Net interest income	7,750,460	3,909,196	5,894,481
Guarantee income	601,644	464,743	813,789
Other income	1,517,042	878,868	507,536
Investment income	939,899	579,077	1,016,551
Share of net profits of investments accounted for using the equity method	14,837	72,807	45,763
Total income	52,045,724	47,833,768	40,499,559
Total expenses
Sales and marketing expenses	(17,813,557)	(14,931,096)	(10,766,966)
General and administrative expenses	(2,975,544)	(2,853,049)	(2,796,098)
Operation and servicing expenses	(6,031,297)	(5,471,468)	(4,366,516)
Technology and analytics expenses	(1,792,081)	(1,952,260)	(1,658,733)
Credit impairment losses	(3,035,188)	(1,862,745)	(934,594)
Asset impairment losses	(7,168)	(134,516)	(7,492)
Finance costs	(2,865,654)	(1,519,907)	(900,263)
Other gains/(losses) - net	384,270	325,114	(419,637)
Total expenses	(34,136,219)	(28,399,927)	(21,850,299)
Profit before income tax	17,909,505	19,433,841	18,649,260
Less: Income tax expenses	(5,633,265)	(6,116,697)	(5,073,326)
Net profit for the year	12,276,240	13,317,144	13,575,934
Net profit/(loss) attributable to:
Owners of the Company	12,354,114	13,332,431	13,619,928
Non-controlling interests	(77,874)	(15,287)	(43,994)
Net profit for the year	12,276,240	13,317,144	13,575,934
Other comprehensive income/(loss), net of tax:
-Exchange differences on translation of foreign operations	614,651	(176,833)	(267,427)
Total comprehensive income for the year	12,890,891	13,140,311	13,308,507
Total comprehensive income attributable to:
Owners of the Company	12,968,513	13,155,598	13,352,501
Non-controlling interests	(77,622)	(15,287)	(43,994)
Total comprehensive income for the year	¥ 12,890,891	¥ 13,140,311	¥ 13,308,507
Earnings per share (expressed in RMB per share)
-Basic earnings per share | ¥ / shares	¥ 11.19	¥ 12.27	¥ 12.65
-Diluted earnings per share | ¥ / shares	11.10	12.27	12.65
Ordinary shares [member]
Earnings per share (expressed in RMB per share)
-Basic earnings per share | ¥ / shares	11.19	12.27	12.65
-Diluted earnings per share | ¥ / shares	11.10	¥ 12.27	¥ 12.65
American depositary shares [member]
Earnings per share (expressed in RMB per share)
-Basic earnings per share | (per share)	5.59
-Diluted earnings per share | ¥ / shares	¥ 5.55